SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of useful lives
Useful life
Buildings	20 years
Machinery equipment	3 - 10 years
Transportation equipment	4 years
Office equipment	3 - 5 years